Loans Payable (Tables)	12 Months Ended
Jun. 30, 2026
Loans Payable [Abstract]
Schedule of Loan Balance

The following table summarizes the loan balance as of June 30, 2026:

Lendor	Loan amount	Borrowing date	Loan term - months	Interest rate	Outstanding balance
Bank of Beijing	440,470	6/6/2025	12	2.70%	440,470
China Construction Bank	734,117	9/23/2025	12	2.55%	734,117
Bank of China	293,647	9/30/2025	12	2.35%	293,647
Bank of Communications Beijing Free Trade Zone Branch	734,117	10/10/2025	12	2.65%	734,117
Bank of China	587,294	1/22/2026	12	2.30%	587,294
Industrial and Commercial Bank of China Limited	440,470	2/28/2026	12	2.35%	440,470
Bank of Beijing Free Trade Zone Branch	1,027,764	3/26/2026	12	2.70%	1,027,764
Bank of China	587,294	5/22/2026	12	2.25%	587,294
Bank of Beijing	440,470	5/6/2026	12	2.80%	440,470
Bank of China	293,649	2/6/2026	12	2.30%	293,649
Total	$5,579,292				$5,579,292